Insurance technical provisions and pension plans (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Technical provisions by product
Health		R$ 9,754,024	R$ 8,559,137
Auto / Liability Insurance		3,156,847	3,126,232
DPVAT (Personal Injury Caused by Automotive Vehicles)		509,261	474,232
Life		10,018,884	9,336,759
RE (Elementary branch)		1,416,523	2,696,447
Free Benefits Generating Plan - PGBL		35,087,618	32,605,459
Insurance - Life with Survival Coverage (VGBL)		158,746,205	138,670,739
Tradicional plans		20,400,228	20,370,995
Total	[1]	239,089,590	215,840,000
Insurance
Technical provisions by product
Health		9,754,024	8,559,137
Auto / Liability Insurance		3,156,847	3,126,232
DPVAT (Personal Injury Caused by Automotive Vehicles)		506,161	471,288
Life		0	0
RE (Elementary branch)		1,416,523	2,696,447
Free Benefits Generating Plan - PGBL		0	0
Insurance - Life with Survival Coverage (VGBL)		0	0
Tradicional plans		0	0
Total	[2]	14,833,555	14,853,104
Life and Pension
Technical provisions by product
Health	[3]	0	0
Auto / Liability Insurance	[3]	0	0
DPVAT (Personal Injury Caused by Automotive Vehicles)	[3]	3,100	2,944
Life	[3]	10,018,884	9,336,759
RE (Elementary branch)	[3]	0	0
Free Benefits Generating Plan - PGBL	[3]	35,087,618	32,605,459
Insurance - Life with Survival Coverage (VGBL)	[3]	158,746,205	138,670,739
Tradicional plans	[3]	20,400,228	20,370,995
Total	[3],[4],[5]	R$ 224,256,035	R$ 200,986,896

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and
[2]	'Other technical provisions' - Insurance basically refers to the technical provisions of the 'personal health' portfolio;
[3]	Includes personal and pension insurance operations.
[4]	'Other technical provisions' - Life and Pension Plan mainly includes the 'Reserve for redemption and other amounts to be settled', 'Reserve for related expenses'
[5]	Includes personal insurance and pension plans; and